Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of operating segments

Half-year to 30 June 2024	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,429	1,636	157	6,222
Other income	837	521	796	2,154
Total income	5,266	2,157	953	8,376
Operating expenses	(3,563)	(1,149)	(724)	(5,436)
Impairment (charge) credit	(195)	69	4	(122)
Profit before tax	1,508	1,077	233	2,818

External income (expense)	6,254	2,829	(707)	8,376
Inter-segment (expense) income	(988)	(672)	1,660	–
Segment income	5,266	2,157	953	8,376

Half-year to 30 June 2023	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	5,063	1,881	65	7,009
Other income	1,005	513	513	2,031
Total income	6,068	2,394	578	9,040
Operating expenses	(3,009)	(1,063)	(757)	(4,829)
Impairment (charge) credit	(592)	(90)	1	(681)
Profit (loss) before tax	2,467	1,241	(178)	3,530

External income (expense)	6,427	2,904	(291)	9,040
Inter-segment (expense) income	(359)	(510)	869	–
Segment income	6,068	2,394	578	9,040
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 3: Segmental analysis (continued)

	Segment external assets		Segment external liabilities
	At 30 Jun 2024 £m	At 31 Dec 2023 £m	At 30 Jun 2024 £m	At 31 Dec 2023 £m

Retail	380,653	376,589	319,063	313,232
Commercial Banking	86,004	90,301	136,393	138,835
Other	141,705	138,515	113,267	112,907
Total Group	608,362	605,405	568,723	564,974